Commitments And Contingent Liabilities [Text Block]	12 Months Ended
Mar. 31, 2014
Commitments And Contingent Liabilities [Text Block]
26.	COMMITMENTS AND CONTINGENT LIABILITIES

Lease Commitments

The MUFG Group leases certain technology systems, office space and equipment under noncancelable agreements expiring through the fiscal year 2046.

Future minimum rental commitments for noncancelable leases at March 31, 2014 were as follows:

	Capitalized leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2015	¥7,640	¥85,660
2016	4,561	71,855
2017	3,271	63,872
2018	1,640	59,021
2019	893	53,614
2020 and thereafter	4,642	390,208

Total minimum lease payments	22,647	¥724,230	(1)

Amount representing interest	(2,528)

Present value of minimum lease payments	¥20,119

Note:

(1)	One of MUFG’s subsidiaries has entered into non-cancelable operating lease agreements which will commence in April, 2016. The total minimum lease payments of ¥30,247 million under these commitments have been included in the above.

Total rental expense for the fiscal years ended March 31, 2012, 2013 and 2014 was ¥97,105 million, ¥99,817 million and ¥103,754 million, respectively.

Repayment of Excess Interest

The Japanese government implemented regulatory reforms affecting the consumer lending industry. In December 2006, the Diet passed legislation to reduce the maximum permissible interest rate under the Investment Deposit and Interest Rate Law from 29.2% per annum to 20% per annum. The reduction in interest rates was implemented in June 2010. The regulatory reforms also included amendments to the Money Lending Business Act which, effective June 18, 2010, abolished the so-called “gray-zone interest.” Gray-zone interest refers to interest rates exceeding the limits stipulated by the Interest Rate Restriction Act (between 15% per annum to 20% per annum depending on the amount of principal). Under the regulatory reforms, all interest rates for loans originated after this reform are subject to the lower limits imposed by the Interest Rate Restriction Act. Furthermore, the new regulations require stringent review procedures for consumer finance companies before lending, and with the exception of certain provisions, one of those new regulations introduces a limit on aggregate credit extensions to one-third of the borrower’s annual income.

Formerly, consumer finance companies were able to charge interest rates exceeding the limits stipulated by the Interest Rate Restriction Act so long as the payment was made voluntarily by the borrowers, and the lender complied with various notice and other requirements. Accordingly, MUFG’s consumer finance subsidiaries and equity method investees offered loans at interest rates above the Interest Rate Restriction Act. Upon the implementation of the regulatory reforms in June 2010, they lowered the interest rates for loans originated after this reform to below the Interest Rate Restriction Act.

In 2006, the Supreme Court of Japan passed decisions in a manner more favorable to borrowers requiring reimbursement of previously paid interest exceeding the limits stipulated by the Interest Rate Restriction Act in certain circumstances. Borrowers’ claims for reimbursement of excess interest arose after such decisions and other regulatory changes. The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers’ profile, recent trend of borrowers’ claims for reimbursement, and management future forecasts. Management believes that the provision for repayment of excess interest is adequate and the allowance is at the appropriate amount to absorb probable losses, so that the impact of future claims for reimbursement of excess interest will not have a material adverse effect on the MUFG Group’s financial position and results of operations. The allowance for repayment of excess interest established by MUFG’s consumer finance subsidiaries, which was included in Other liabilities, was ¥77,640 million and ¥54,068 million as of March 31, 2013 and 2014, respectively. Provision (reversal) related to the allowance is included in Other non-interest expenses in the accompanying consolidated statements of income. For the fiscal years ended March 31, 2012, 2013 and 2014, an MUFG’s equity method investee had a negative impact of ¥19,326 million, ¥17,014 million and ¥18,014 million, respectively, on Equity in earnings (losses) of equity method investees—net in the accompanying consolidated statements of income.

Litigation

The MUFG Group is subject to various litigation matters. Based upon the current knowledge and the results of consultation with counsel, liabilities for losses from litigation matters are recorded when they are determined to be both probable in their occurrences and can be reasonably estimated. Management believes that the eventual outcome of such litigation matters will not have a material adverse effect on the MUFG Group’s financial position, results of operations or cash flows.